Recoverable taxes (Details) - Schedule of recoverable taxes - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Recoverable taxes (Details) - Schedule of recoverable taxes [Line Items]
Total	R$ 2,052	R$ 1,646
Current	1,141	876
Non-current	911	770
State VAT tax credits – ICMS [Member]
Recoverable taxes (Details) - Schedule of recoverable taxes [Line Items]
Total	1,184	1,153
Social Integration Program and Contribution for Social Security Financing – PIS/COFINS [Member]
Recoverable taxes (Details) - Schedule of recoverable taxes [Line Items]
Total	614	370
Social Security Contribution – INSS [Member]
Recoverable taxes (Details) - Schedule of recoverable taxes [Line Items]
Total	164	54
Income tax and social contribution [Member]
Recoverable taxes (Details) - Schedule of recoverable taxes [Line Items]
Total	71	61
Others [Member]
Recoverable taxes (Details) - Schedule of recoverable taxes [Line Items]
Total	R$ 19	R$ 8